Financial Assets and Liabilities - Summary of Derivative Financial Instruments by Classification (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Asset:
Non-current derivative financial assets	₱ 385	₱ 96
Current derivative financial assets	30	0
Liabilities:
Noncurrent liabilities (Note 28)	0	(12)
Current liabilities (Note 28)	(97)	(1,021)
Net assets (liabilities)	₱ 318
Net assets (liabilities)		₱ (937)